9. Income Taxes (Details - Tax Reconciliation) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax at statutory rate (34%)	$ (869,906)	$ (406,233)
Non-deductible expenses	65,966	118,465
Change in valuation allowance	803,940	287,768
State tax benefit, net of federal tax effect	0	0
Provision for Income Taxes	$ 0	$ 0